SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 28, 2023	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL [abstract]
Explanation of fact that shares have no par value		The Company has an unlimited number of common shares without par value authorized for issue.
Percentage of share repurchase program	5.00%
Repurchase of common shares acquired and cancelled			2,201,404
Average cost			$ 2.69
Total cost			$ 5,929